Intangible Assets (Details) - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense - USD ($)	Nov. 30, 2020	May 31, 2020
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Abstract]
2021	$ 111,989	$ 113,080
2022	111,989	111,962
2023	111,989	111,962
2024	111,989	111,962
2025	111,989	111,962
Thereafter	802,676	860,276
	$ 1,362,621	$ 1,421,204